401(k) PROFIT-SHARING PLAN	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
401(k) PROFIT-SHARING PLAN

NOTE 12 - 401(k) PROFIT-SHARING PLAN

The Company sponsors a qualified profit-sharing plan with a 401(k) feature that covers all eligible employees. Participation in the 401(k) feature of the plan is voluntary. Participating employees may defer up to 100% of their compensation up to the maximum prescribed by the Internal Revenue Code. The plan permits for employee elective deferrals but has no contribution requirements for the Company. During the years ended December 31, 2024 and 2023, no employer contributions were made.